RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

17. RELATED PARTY BALANCES AND TRANSACTIONS

The principal related parties with which the Company had transactions as of June 30, 2025 and December 31, 2024, and also for the six months ended June 30, 2025 and 2024 presented are as follows:

a) Related Parties

Name	Relationship with the Company

Mr. Hongzhong Yu	Senior management of Huizhou Jingyang
Mr. Zhijiang Chen	Director of the Company
Mr. Jiliang Dong	Executive director of the Company
Mr. Xiusheng Wang	Senior management of Huizhou Jingyang
Shenzhen High-power Technology Co., Ltd.	Affiliate of non-controlling interest shareholder
Huizhou Kelie Precision Products Co., Ltd.	Affiliate of non-controlling interest shareholder
Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”)	Afficilate of non-controlling interest shareholder
Huizhou Highpower Technology Co., Ltd. (“Huizhou High power”)	Afficilate of non-controlling interest shareholder power
Ms. Xiaodan Liu	CEO of Elong Power
Mr. Shilin Xun	Senior management of the Company
Phylion Battery (Chuzhou) Co.,Ltd	Affiliate of non-controlling interest shareholder
Mr. WeiZou	Senior management of Ganzhou Zhangyang

*	Mr. Shilin Xun has not served as an executive of the Company since 2025 nor held more than 10% of the Company’s shares, he is no longer considered a related party since January 31, 2025.

b) Related party transactions

The following table consists of the purchases that have been entered into with related parties:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Lease expense for renting a vehicle from a related party
–Ms. Xiaodan Liu	$82,729	$-

c) Short-term loans payable to related parties

	Note	As of June 30, 2025	As of December 31, 2024
		(Unaudited)	(Audited)
Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”)	(a)	$418,784	$410,999
Huizhou Highpower Technology Co., Ltd. (“Huizhou High power”)	(a)	139,595	136,999

Mr. Xiusheng Wang	(a)	13,959	13,700
Ms. Xiaodan Liu	(a)	1,280,093	-
Total		$1,852,431	$561,698

(a)

On October 30, 2023, the Company entered into two one-year loans with its related parties Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”) and Huizhou Highpower Technology Co., Ltd. (“Huizhou Highpower”) of RMB 3 million ($0.4 million) and RMB 1 million ($0.1 million), respectively, both bearing zero interest rate and payable on demand.

On December 9, 2024, the Company entered into a one-year loans with its related party Mr. Xiusheng Wang of RMB 0.1 million ($13,700), bearing zero interest rate and payable on demand.

During the six months ended June 30, 2025 the Company borrowed a total of RMB 9.1 million (approximately $1,280,093) on several occasions from Ms. Xiaodan Liu, bearing 8% interest and payable on demand.

For the six months ended June 30, 2025 and 2024 interest expense of $16,767 and nil was incurred on the Company’s borrowings from related parties, respectively.

d) Amounts due from related parties

Amounts due from related parties consisted of the following for the periods indicated:

	Relationship	As of June 30, 2025	As of December 31, 2024	Note
		(Unaudited)	(Audited)
Ms. Xiaodan Liu	CEO and Board Chair of Elong Power	69,797	68,500	Deposit

e) Amounts due to related parties

Amounts due to related parties consisted of the following for the periods indicated:

	Relationship	As of June 30, 2025	As of December 31, 2024	Note
		(Unaudited)	(Audited)
Mr. Hongzhong Yu	Senior management of Huizhou Jingyang	$2,552	$2,524	Payable for expense reimbursement
Ms. Xiaodan Liu	CEO and Board Chair of Elong Power	12,067	1,119	Payable for expense reimbursement
Ms. Xiaodan Liu	CEO and Board Chair of Elong Power	139,595	54,780	Payable for the lease expense of a vehicle
Phylion Battery Co.,Ltd	Affiliate of non-controlling interest shareholder	14,473	14,204	Payable for raw material purchases on behalf of the Company
Shenzhen High-power Technology Co., Ltd.	Affiliate of non-controlling interest shareholder	43,495	42,686	Payable for expenses paid on behalf of the Company
Mr. Wei Zou	Senior management of Ganzhou Zhangyang	47,767	-	Payable for expense reimbursement
Total		$259,949	$115,313